COMMITMENTS AND CONTINGENCIES (Schedule of Long-Term Supply Agreements) (Details)	Dec. 31, 2014 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
2015	$ 232,317,372
2016	232,317,372
Total	$ 464,634,744